PROPERTY AND EQUIPMENT, NET - Components of Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Property and Equipment, Net
Cost	$ 7,798,255	$ 7,486,719
Less: accumulated depreciation and amortization	(2,142,432)	(1,726,490)
Property and equipment, net	5,655,823	5,760,229
Buildings [Member]
Property and Equipment, Net
Cost	5,179,324	4,944,672
Furniture, fixtures and equipment [Member]
Property and Equipment, Net
Cost	898,038	885,724
Leasehold improvements [Member]
Property and Equipment, Net
Cost	755,804	775,422
Plant and gaming machinery [Member]
Property and Equipment, Net
Cost	225,146	228,591
Transportation [Member]
Property and Equipment, Net
Cost	87,281	88,590
Construction in progress [Member]
Property and Equipment, Net
Cost	$ 652,662	$ 563,720